CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		1 Months Ended	3 Months Ended
		Feb. 02, 2018	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2018
Short-Term Debt [Line Items]
Convertible notes payable			$ 470,714	$ 470,714		$ 635,714
Sale of Stock, Number of Shares Issued in Transaction			107,494,116
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.00475
Various Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[1]		$ 131,703	131,703
Golock Capital, LLC Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 339,011 [2]	339,011	[2],[3]	$ 339,011	[3]
Debt Instrument, Face Amount		$ 40,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Convertible, Conversion Price		$ 0.015
Sale of Stock, Number of Shares Issued in Transaction		2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.015
Related debt discount		$ 40,000						$ 0
Increase (Decrease) in Derivative Liabilities		553,000
Debt Issuance Costs, Net		$ 43,250
Convertible Notes Payable, Noncurrent								$ 302,067
Variou Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable				43,500		43,500
Other Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[4]			$ 88,203		$ 253,203

[1]	This total is comprised of six convertible notes with five different noteholders. With the exception of one note for $28,500 due to a former related party which is interest free, all of the remaining notes at a 10% interest rate are past due their maturity. The Company has not received any default notices on these notes and continues to accrue interest on these notes. Additionally, $73,204 of these notes due to DBW Investments is in dispute.
[2]	On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Golock”) in the principal amount of $40,000 with an interest rate of 10% per annum and a maturity date of November 2, 2018. The note included an original issue discount of $5,000. The note is convertible into shares of the Company’s common stock at $0.015 per share. As additional consideration for Golock to enter into this agreement with the Company, the Company issued warrants to Golock to acquire in the aggregate 2,500,000 shares of the Company’s common stock at an exercise price of $0.015 per share that expire three years from the date of grant. The relative fair value of the warrants, the original issue discount, and the beneficial conversion feature totalling $40,000 was recorded as a debt discount and will be amortized to interest expense over the term of the note. On November 5, 2018, the Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that Golock requests conversion. This feature gave rise to a derivative liability of $553,000 at the date of issuance, as discussed below. The amendment also increased the principal face amount of notes to include accrued interest, and an additional $43,250 was added to the principal, which was recorded to financing costs. The aggregate balance of the notes outstanding, and the related debt discount was $302,067 and $0, respectively, as of December 31, 2018.
[3]	On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $40,000 with an interest rate at 10% per annum and a maturity date of November 2, 2018. The note included an original issue discount of $5,000. The note is convertible into shares of the Company’s common stock at $0.015 per share. As additional consideration for the Lender to enter into this agreement with the Company, the Company issued warrants to the Lender to acquire in the aggregate 2,500,000 shares of the Company’s common stock at an exercise price of $0.015 per share that expire three years from the date of grant. The relative fair value of the warrants, the original issue discount, and the beneficial conversion feature totalling $40,000 was recorded as a debt discount and will be amortized to interest expense over the term of the note. On November 5, 2018, the Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion. This feature gave rise to a derivative liability of $553,000 at the date of issuance as discussed below. The amendment also increased the principal face amount of notes to include accrued interest, and an additional $43,250 was added to principal, which was recorded to financing costs. The aggregate balance of the notes outstanding, and the related debt discount was $302,067 and $0, respectively, as of December 31, 2018.
[4]	During the year ended December 31, 2021, GHS Investments funded an 8%, $165,000 convertible promissory note maturing on November 16, 2021. This note was converted to equity during the three months ended June 30, 2022. As of December 31, $73,204 of these notes due to one lender are past due. This lender is associated with Golock and the Company is disputing the validity of this note.